INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13 - INCOME TAXES

The provision (benefit) for income taxes consists of the following (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2018	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016

Current tax provision:
Foreign	$212	$164	$11	$184
Federal	1,283	-	-	-
State	182	-	-	181
Total Current	1,677	164	11	365

Deferred tax provision (benefit):
Federal	93	596	(1,792)	4,537
State	98	(226)	(422)	(818)
Total deferred	191	370	(2,214)	3,719
Total tax provision (benefit):	$1,868	$534	$(2,203)	$4,084

A reconciliation between the income tax provision (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the consolidated statements of operations and comprehensive (loss) income is below (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2018	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31 2016

Loss before income taxes	$(5,376)	$(9,640)	$(5,521)	$13,484
US statutory tax rate	21%	34%	34%	34%
Income tax (benefit) expense at statutory rate	(1,129)	(3,277)	(1,877)	4,585
State tax expense (benefit), net of federal	145	(182)	(279)	575
Foreign tax rates different from US statutory rate	146	95	(46)	124
Non-deductible expenses	1,978	3,309	1	(59)
Write-off of transaction costs	321	-	-	-
Write-off of net operating losses	314	-	-	-
Change in tax rate	76	604	-	(1,070)
Other	17	(15)	(2)	(71)
Total tax provision (benefit)	$1,868	$534	$(2,203)	$4,084

As presented in the income tax reconciliation above, the tax provision (benefit) recognized on the consolidated statements of operations and comprehensive (loss) income was impacted by state taxes, non-deductible expenses, such as share-based compensation expense, transaction costs and foreign tax rates applicable to the Company’s foreign subsidiaries that are higher or lower than the U.S. statutory rate. The effective tax rate for the Successor period from February 1, 2017 through December 31, 2017 is also affected by a reduction in the corporate tax rate from 34% to 21% as a result of the Act. For the Predecessor year ended December 31, 2016, the Company recorded an income tax benefit of approximately $1.1 million as a result of changes to the blended state tax rate. The Company is subject to tax in various U.S. state jurisdictions. Changes in the annual allocation and apportionment of the Company’s activity amongst these state jurisdictions results in changes to the blended state rate utilized to measure the Company’s deferred tax assets and liabilities.

Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the book and tax bases of the Company's assets and liabilities. The following table outlines the principal components of the deferred tax assets and liabilities as of December 31 (in thousands):

	2018	2017
Deferred tax assets
Net operating losses	$7,567	$10,583
Allowance for doubtful accounts	287	212
Transaction Costs	-	533
Alternative minimum tax credit	-	272
Interest expense carryforwards	2,525	-
Share-based compensation	294	-
Accrued compensation	281	-
Other	213	72
Total deferred tax assets	11,167	11,672

Deferred tax liabilities
Property and equipment	(1,134)	(500)
Intangible assets	(7,766)	(9,423)
Total deferred tax liabilities	(8,900)	(9,923)

Net deferred tax asset	$2,267	$1,749

At December 31, 2018 of the Successor period, the Company had Federal and State net operating loss carryforwards of approximately $29.1 million and $31.5 million, respectively, which are available to reduce future taxable income. With few exceptions, these net operating loss carryforwards will expire from 2029 through 2037. On February 1, 2017, the Company was acquired by Stella Point. On July 26, 2018, the Company consummated the Merger with FinTech (see Note 3). These transactions were considered changes of ownership under Internal Revenue Code Section 382. After the changes of ownership, utilization of the Company’s net operating loss carryforwards is now subject to an annual limitation. The Company has recorded a deferred tax asset for only the portion of its net operating loss carryforward that it expects to realize before expiration.

In 2018, FinTech Acquisition Corp II was notified by the IRS that its 2017 federal income tax return was selected for examination. The Company has complied with all information requests to date. As of December 31, 2018, no amounts for tax, interest, or penalties have been paid or accrued as a result of this examination.

In accordance with criteria under FASB guidance, Income Taxes, a valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. After consideration of all evidence, both positive and negative, management has determined that no valuation allowance is required at December 31, 2018, December 31, 2017 of the Successor period and at December 31, 2016 of the Predecessor period.

On December 22, 2017, the U.S. enacted tax reform legislation known as H.R. 1, commonly referred to as the “Tax Cuts and Jobs Act” (the “Act”), resulting in significant modifications to existing law. Due to the timing of the Act and the complexity involved in applying the provisions of the Act, the Company made a reasonable estimate of the effects and recorded provisional amounts in the fourth quarter of 2017, which primarily included the impact of the remeasurement of the Company’s deferred tax balances to reflect the change in the corporate tax rate. As a result of the changes to tax laws and tax rates under the Act, the Company reduced its deferred tax asset as of December 31, 2017 by $0.6 million. All changes to the tax code that are effective as of January 1, 2018 have been applied by the Company in computing its income tax expense for the year ended December 31, 2018. Additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies may materially impact the provision for income taxes and effective tax rate in the period in which the guidance is issued.